                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2004

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

FUND REPORT

For the six-months ended October 31, 2003

TOTAL RETURN FOR THE SIX-MONTHS ENDED OCTOBER 31, 2003

      MORGAN STANLEY       LEHMAN BROTHERS           LIPPER SHORT
    LIMITED DURATION         1-5 YEAR U.S.       INVESTMENT GRADE
                FUND       CREDIT INDEX(1)          DEBT INDEX(2)
        0.30%                  1.64%                0.90%

The Fund's total return figures assume the reinvestment of all distributions. There is no sales charge. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended October 31, 2003 witnessed considerable interest-rate volatility. In May, amid continuing economic uncertainty, the Federal Reserve Board expressed concerns about the potential for deflation. Rates fell sharply following this announcement, with the yield on the 5-year Treasury note briefly dropping below two percent in mid June. Interest rates reversed course again in the summer as market participants sensed signs of a return to firm economic growth. Rates remained volatile through the end of the period, dropping sharply in September and resuming their upward climb in October.

The environment for mortgage-backed securities was mixed. While interest rates were declining, fear of a sharp rise in prepayments led mortgage spreads to widen considerably relative to Treasuries, especially for higher-coupon mortgage securities. As the period came to a close, spreads had narrowed considerably for lower-coupon mortgage securities but remained wide for higher-coupon mortgages due to the heightened level of interest-rate volatility.

As the review period began, spreads had already tightened considerably from previous levels as market participants sensed that the corporate sector was past the worst of its governance troubles. Investors also indicated increasing confidence in the financial prospects of the corporate sector, and their buying activity continued to tighten corporate spreads throughout the period. Positive economic data toward the end of the period only added to the constructive environment for corporates.

PERFORMANCE ANALYSIS

The Fund underperformed its benchmark, the Lehman Brothers 1-5 Year Credit Index, during the period. Its underperformance was largely driven by its holdings of mortgage-backed securities. Given our expectation that the economy was poised for recovery, we thought it prudent to shift the Fund's holdings in the mortgage sector into securities with higher coupons that are priced for faster prepayment speeds than our models suggest are likely to occur. This strategy negatively affected the Fund's relative returns during first two months of the period as market participants' expectations for even faster prepayments caused the prices of these securities to decline.

On a more positive note, the Fund's performance was helped by a combination of low interest rate sensitivity, strong performance by its short-dated corporate and asset-backed securities and a policy of avoiding U.S. government agency debt. Our interest rate strategy during the period was to maintain a duration below that of the benchmark out of concern that the next significant move in interest rates was likely to be upward. This stance benefited the Fund when interest rates spiked this summer. The Fund's investments in asset-backed securities provided income and bolstered returns as spreads for those securities tightened relative to Treasuries. The Fund also benefited from our decision to limit exposure to U.S. government agency securities. These bonds lagged Treasuries after revelations of questionable accounting at the Federal Home Loan Mortgage Corporation raised concerns about the agency's creditworthiness.

   PORTFOLIO COMPOSITION
   U.S. Government Agencies                            33.8%
   U.S. Treasuries                                     26.1
   Corp. Debt -- Non-Conv                              15.2
   Short-Term                                          13.3
   Asset Backed                                        10.3
   Foreign Government Bonds                             0.8
   CMO's                                                0.5

   CREDIT ANALYSIS
   Aaa/AAA                                             79.6%
   Aa/AA                                                3.3
   A/A                                                  9.3
   Baa/BBB                                              7.7
   Ba/BB                                                0.1

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND INVESTS PRIMARILY IN A PORTFOLIO OF CORPORATE, U.S. GOVERNMENT, AND MORTGAGE-BACKED SECURITIES. THE FUND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION OF THE PORTFOLIO OF THREE YEARS OR LESS.
2. THE MANAGEMENT TEAM EMPHASIZES BROADENING AND DIVERSIFYING RISKS AND VALUE-DRIVEN INVESTMENT DECISIONS SUPPORTED BY FORWARD-LOOKING CREDIT ANALYSIS.

3. SHAREHOLDERS MAY BENEFIT FROM THE FUND'S FLEXIBILITY TO SHIFT FROM, SAY, GOVERNMENTS TO CORPORATE SECURITIES AND MORTGAGE-BACKED SECURITIES, OR TO ADJUST THE FUND'S DURATION AS THE MANAGEMENT TEAM SEEK OUT THE BEST VALUES IN THE MARKET, ESPECIALLY IN SHORT-DURATION SECURITIES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2003


   1 YEAR                                                                                                         1.64%(1)
   5 YEARS                                                                                                        4.71(1)
   SINCE INCEPTION
    (01/10/94)                                                                                                    5.15(1)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
Notes on Performance

(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

(2) The Lehman Brothers U.S Credit Index (1-5 year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and should not be considered an investment.

(3) The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (19.1%)
            Aerospace & Defense (0.3%)
$    435    Lockheed Martin Corp. ...................................  8.20 %   12/01/09   $     525,524
     270    McDonnell Douglas Corp. .................................  6.875    11/01/06         293,792
     180    Raytheon Co. ............................................  6.75     08/15/07         197,227
     165    Raytheon Co. ............................................  8.20     03/01/06         184,466
     385    Raytheon Co. ............................................  8.30     03/01/10         457,390
                                                                                           -------------
                                                                                               1,658,399
                                                                                           -------------
            Airlines (0.1%)
     465    Southwest Airlines Co. ..................................  5.496    11/01/06         500,635
                                                                                           -------------

            Auto Parts: O.E.M. (0.3%)
     640    Delphi Automotive Systems Corp. .........................  6.125    05/01/04         654,139
     745    Johnson Controls, Inc. ..................................  5.00     11/15/06         792,925
                                                                                           -------------
                                                                                               1,447,064
                                                                                           -------------
            Beverages: Alcoholic (0.1%)
     645    Miller Brewing Co. - 144A*...............................  4.25     08/15/08         651,355
                                                                                           -------------

            Broadcasting (0.1%)
     475    Clear Channel Communications, Inc. ......................  7.65     09/15/10         553,243
                                                                                           -------------

            Building Products (0.1%)
     275    Masco Corp. .............................................  4.625    08/15/07         285,160
                                                                                           -------------

            Cable/Satellite TV (0.3%)
     705    Comcast Corp. ...........................................  5.85     01/15/10         748,974
     350    Cox Communications Inc. .................................  7.75     08/15/06         395,128
     300    TCI Communications, Inc. ................................  8.00     08/01/05         327,555
                                                                                           -------------
                                                                                               1,471,657
                                                                                           -------------
            Department Stores (0.3%)
     160    Federated Department Stores, Inc. .......................  6.30     04/01/09         175,682
     840    Federated Department Stores, Inc. .......................  6.625    09/01/08         933,830
     430    May Department Stores Co. ...............................  6.875    11/01/05         465,298
                                                                                           -------------
                                                                                               1,574,810
                                                                                           -------------
            Discount Stores (0.1%)
     310    Target Corp. ............................................  7.50     02/15/05         332,136
                                                                                           -------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Drugstore Chains (0.3%)
$    135    CVS Corp. ...............................................  3.875%   11/01/07   $     137,727
   1,455    CVS Corp. ...............................................  5.625    03/15/06       1,563,127
                                                                                           -------------
                                                                                               1,700,854
                                                                                           -------------
            Electric Utilities (0.3%)
     815    Appalachian Power Co. ...................................  3.60     05/15/08         798,332
     180    Constellation Energy Group...............................  6.35     04/01/07         196,206
     540    Duke Energy Corp. .......................................  4.50     04/01/10         544,183
     240    Wisconsin Electric Power Co. ............................  4.50     05/15/13         233,017
                                                                                           -------------
                                                                                               1,771,738
                                                                                           -------------
            Electrical Products (0.1%)
     565    Cooper Industries Inc. ..................................  5.25     07/01/07         601,641
                                                                                           -------------

            Energy (0.4%)
   1,820    Consolidated Natural Gas Co. ............................  5.375    11/01/06       1,944,830
                                                                                           -------------

            Environmental Services (0.1%)
     200    Waste Management, Inc. ..................................  6.875    05/15/09         224,476
     510    WMX Technologies Inc. ...................................  7.00     10/15/06         564,879
                                                                                           -------------
                                                                                                 789,355
                                                                                           -------------
            Finance/Rental/Leasing (2.3%)
     825    American General Finance Corp. ..........................  4.625    09/01/10         828,596
     740    American General Finance Corp. ..........................  5.875    07/14/06         799,125
     905    American Honda Finance Corp. ............................  3.85     11/06/08         906,145
     545    CIT Group Inc. ..........................................  2.875    09/29/06         543,369
   1,035    CIT Group Inc. ..........................................  6.50     02/07/06       1,123,622
   1,350    Countrywide Home Loans, Inc. ............................  3.25     05/21/08       1,315,953
   1,250    Ford Motor Credit Co. ...................................  6.50     01/25/07       1,289,736
   1,845    Ford Motor Credit Co. ...................................  6.875    02/01/06       1,930,964
     210    Hertz Corp. .............................................  7.00     07/01/04         214,130
     215    Household Finance Corp. .................................  6.375    10/15/11         234,967
     765    Household Finance Corp. .................................  6.40     06/17/08         849,051
     395    Household Finance Corp. .................................  6.75     05/15/11         442,039
     500    International Lease Finance Corp. .......................  3.75     08/01/07         506,943
     305    MBNA America Bank NA.....................................  7.75     09/15/05         334,571
     905    MBNA Corp. ..............................................  6.125    03/01/13         943,059
     530    Prime Property Funding II - 144A*........................  7.00     08/15/04         550,519
                                                                                           -------------
                                                                                              12,812,789
                                                                                           -------------

6
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Financial Conglomerates (2.5%)
$    910    Boeing Capital Corp. ....................................  5.75 %   02/15/07   $     974,999
     260    Chase Manhattan Corp. ...................................  6.00     02/15/09         282,806
     145    Chase Manhattan Corp. ...................................  7.00     11/15/09         166,098
     750    Citicorp.................................................  6.375    11/15/08         827,988
     585    Citicorp.................................................  6.75     08/15/05         633,786
     835    Citigroup Inc. ..........................................  5.50     08/09/06         898,230
   1,205    Citigroup Inc. ..........................................  5.75     05/10/06       1,297,027
   2,550    General Electric Capital Corp. ..........................  5.375    03/15/07       2,734,691
   2,225    General Motors Acceptance Corp. .........................  4.50     07/15/06       2,259,178
   1,170    General Motors Acceptance Corp. .........................  6.125    08/28/07       1,232,531
   1,400    John Hancock Financial Services, Inc. ...................  5.625    12/01/08       1,509,109
     735    JP Morgan Chase & Co. ...................................  5.25     05/30/07         784,916
                                                                                           -------------
                                                                                              13,601,359
                                                                                           -------------
            Food Retail (0.4%)
     735    Kroger Co. ..............................................  7.375    03/01/05         785,067
     550    Kroger Co. ..............................................  7.625    09/15/06         616,727
     625    Safeway Inc. ............................................  6.15     03/01/06         671,831
                                                                                           -------------
                                                                                               2,073,625
                                                                                           -------------
            Food: Major Diversified (0.2%)
     325    General Mills Inc. ......................................  3.875    11/30/07         327,490
     855    Kraft Foods Inc. ........................................  5.25     06/01/07         907,297
                                                                                           -------------
                                                                                               1,234,787
                                                                                           -------------
            Food: Meat/Fish/Dairy (0.2%)
     985    Conagra Foods, Inc. .....................................  6.00     09/15/06       1,070,625
                                                                                           -------------

            Forest Products (0.5%)
     460    Weyerhaeuser Co. ........................................  6.125    03/15/07         497,448
   2,035    Weyerhaeuser Co. ........................................  6.75     03/15/12       2,202,959
                                                                                           -------------
                                                                                               2,700,407
                                                                                           -------------
            Gas Distributors (0.1%)
     265    Ras Laffan Liquefied Natural Gas Co. Ltd. - 144A*
              (Qatar)................................................  7.628    09/15/06         281,897
                                                                                           -------------

            Home Building (0.0%)
     240    Centex Corp. ............................................  9.75     06/15/05         267,981
                                                                                           -------------

            Home Furnishings (0.0%)
     195    Mohawk Industries, Inc. (Series C).......................  6.50     04/15/07         214,764
                                                                                           -------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Home Improvement Chains (0.1%)
$    565    Lowe's Companies Inc. ...................................  7.50 %   12/15/05   $     626,796
                                                                                           -------------

            Hotels/Resorts/Cruiselines (0.3%)
     795    Hyatt Equities LLC - 144A*...............................  6.875    06/15/07         844,088
     485    Marriott International, Inc. (Series D)..................  8.125    04/01/05         524,080
     130    Marriott International, Inc. (Series E)..................  7.00     01/15/08         144,681
     295    Starwood Hotels & Resorts Inc. ..........................  7.375    05/01/07         317,863
                                                                                           -------------
                                                                                               1,830,712
                                                                                           -------------
            Industrial Conglomerates (0.4%)
   1,940    Honeywell International, Inc. ...........................  5.125    11/01/06       2,081,048
                                                                                           -------------

            Insurance Brokers/Services (0.3%)
   1,475    Marsh & McLennan Companies Inc. .........................  5.375    03/15/07       1,595,323
                                                                                           -------------

            Integrated Oil (0.5%)
   1,210    Amerada Hess Corp. ......................................  6.65     08/15/11       1,285,475
     358    Conoco Funding Co. (Canada)..............................  5.45     10/15/06         385,005
     585    Conoco Inc. .............................................  5.90     04/15/04         596,934
     360    Phillips Pete............................................  8.50     05/25/05         395,901
                                                                                           -------------
                                                                                               2,663,315
                                                                                           -------------
            Investment Banks/Brokers (0.6%)
   1,800    Goldman Sachs Group, Inc. ...............................  4.125    01/15/08       1,837,730
   1,110    Lehman Brothers Holdings, Inc. ..........................  8.25     06/15/07       1,294,584
                                                                                           -------------
                                                                                               3,132,314
                                                                                           -------------
            Investment Managers (0.2%)
   1,045    TIAA Global Markets - 144A*..............................  5.00     03/01/07       1,124,219
                                                                                           -------------

            Life/Health Insurance (0.7%)
     250    Equitable Life Assurance - 144A*.........................  6.95     12/01/05         273,029
     635    John Hancock Global Funding - 144A*......................  5.625    06/27/06         681,730
     460    John Hancock Global Funding II - 144A*...................  7.90     07/02/10         545,859
     625    Metropolitan Life Insurance Co. - 144A*..................  6.30     11/01/03         625,000
     630    Monumental Global Funding II - 144A*.....................  6.05     01/19/06         682,644
     170    Prudential Funding LLC (Series MTN) - 144A*..............  6.60     05/15/08         189,425
     860    Prudential Insurance Co. - 144A**........................  6.375    07/23/06         942,877
                                                                                           -------------
                                                                                               3,940,564
                                                                                           -------------

8
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Major Banks (0.8%)
$    485    Bank of America Corp. ...................................  3.875%   01/15/08   $     491,973
     765    Bank of America Corp. ...................................  4.75     10/15/06         806,846
     355    Bank of New York Co., Inc. ..............................  5.20     07/01/07         379,558
     440    Bank One Corp. ..........................................  6.00     02/17/09         480,800
   1,050    FleetBoston Financial Corp. .............................  7.25     09/15/05       1,147,188
     255    Huntington National Bank.................................  2.75     10/15/06         253,779
   1,025    Wachovia Corp. ..........................................  4.95     11/01/06       1,087,637
                                                                                           -------------
                                                                                               4,647,781
                                                                                           -------------
            Major Telecommunications (1.0%)
     715    AT&T Corp. ..............................................  7.00     11/15/06         791,798
     750    Deutsche Telekom International Finance Corp.
              (Netherlands)..........................................  8.50     06/15/10         902,632
     535    Telecom Italia Capital - 144A (Italy)....................  4.00     11/15/08         534,343
   1,925    Verizon Communications, Inc. ............................  6.36     04/15/06       2,092,976
   1,040    Verizon Global Funding Corp. ............................  6.125    06/15/07       1,136,719
                                                                                           -------------
                                                                                               5,458,468
                                                                                           -------------
            Managed Health Care (0.5%)
     575    Aetna, Inc. .............................................  7.375    03/01/06         635,093
     610    Anthem, Inc. ............................................  4.875    08/01/05         634,502
     905    UnitedHealth Group Inc. .................................  7.50     11/15/05         996,879
     625    Wellpoint Health Network, Inc. ..........................  6.375    06/15/06         683,112
                                                                                           -------------
                                                                                               2,949,586
                                                                                           -------------
            Media Conglomerates (0.3%)
     955    Time Warner Inc. ........................................  6.125    04/15/06       1,027,202
     480    Time Warner Inc. ........................................  6.15     05/01/07         521,812
                                                                                           -------------
                                                                                               1,549,014
                                                                                           -------------
            Motor Vehicles (0.3%)
   1,045    DaimlerChrysler North American Holdings Co. .............  6.40     05/15/06       1,117,096
     750    DaimlerChrysler North American Holdings Co. .............  4.05     06/04/08         724,998
                                                                                           -------------
                                                                                               1,842,094
                                                                                           -------------
            Multi-Line Insurance (0.7%)
     465    AIG SunAmerica Global Finance - 144A*....................  5.20     05/10/04         474,348
     500    Farmers Insurance Exchange - 144A*.......................  8.50     08/01/04         511,787
     455    Hartford Financial Service Group, Inc. (The).............  2.375    06/01/06         450,096
   1,420    Hartford Financial Service Group, Inc. (The).............  7.75     06/15/05       1,547,427
     345    Hartford Financial Service Group, Inc. (The).............  7.90     06/15/10         406,488
     650    Nationwide Mutual Insurance - 144A*......................  6.50     02/15/04         659,448
                                                                                           -------------
                                                                                               4,049,594
                                                                                           -------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Oil & Gas Production (0.3%)
$    500    Kerr-McGee Corp. ........................................  5.875%   09/15/06   $     536,200
     300    Pemex Project Funding Master Trust.......................  7.875    02/01/09         336,000
     700    Pemex Project Funding Master Trust.......................  8.00     11/15/11         773,500
                                                                                           -------------
                                                                                               1,645,700
                                                                                           -------------
            Oil Refining/Marketing (0.3%)
     400    Ashland Inc. ............................................  7.83     08/15/05         429,364
   1,130    Marathon Oil Corp. ......................................  5.375    06/01/07       1,207,360
                                                                                           -------------
                                                                                               1,636,724
                                                                                           -------------
            Other Consumer Services (0.2%)
     520    Cendant Corp. ...........................................  6.25     01/15/08         564,376
     335    Cendant Corp. ...........................................  6.25     03/15/10         361,295
                                                                                           -------------
                                                                                                 925,671
                                                                                           -------------
            Other Metals/Minerals (0.2%)
     725    Inco Ltd. (Canada).......................................  7.75     05/15/12         842,886
                                                                                           -------------

            Property - Casualty Insurers (0.4%)
   1,055    Allstate Finance Global Funding II - 144A*...............  2.625    10/22/06       1,047,730
   1,100    Mantis Reef Ltd. - 144A*.................................  4.692    11/14/08       1,097,069
                                                                                           -------------
                                                                                               2,144,799
                                                                                           -------------
            Publishing: Newspapers (0.2%)
     945    News American Inc. ......................................  4.75     03/15/10         961,039
     125    News American Inc. ......................................  6.625    01/09/08         138,788
                                                                                           -------------
                                                                                               1,099,827
                                                                                           -------------
            Pulp & Paper (0.2%)
   1,085    International Paper Co. .................................  3.80     04/01/08       1,076,715
                                                                                           -------------

            Railroads (0.5%)
     555    Norfolk Southern Corp. ..................................  7.875    02/15/04         564,890
     400    Union Pacific Corp. .....................................  3.625    06/01/10         378,494
     615    Union Pacific Corp. .....................................  5.84     05/25/04         628,036
     200    Union Pacific Corp. .....................................  6.34     11/25/03         200,494
     970    Union Pacific Corp. .....................................  6.79     11/09/07       1,078,522
                                                                                           -------------
                                                                                               2,850,436
                                                                                           -------------
            Real Estate Development (0.2%)
     772    World Financial Properties - 144A*.......................  6.91     09/01/13         851,214
                                                                                           -------------

10
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Real Estate Investment Trusts (0.7%)
$  1,230    EOP Operating LP.........................................  6.763%   06/15/07   $   1,359,001
     415    EOP Operating LP.........................................  8.375    03/15/06         465,651
   1,595    Simon Property Group LP..................................  6.375    11/15/07       1,747,766
     435    Vornado Realty Trust.....................................  5.625    06/15/07         459,452
                                                                                           -------------
                                                                                               4,031,870
                                                                                           -------------
            Regional Banks (0.1%)
     540    U.S. Bancorp.............................................  5.10     07/15/07         575,584
                                                                                           -------------

            Services to the Health Industry (0.1%)
     245    Anthem Insurance - 144A*.................................  9.125    04/01/10         305,495
                                                                                           -------------

            Tobacco (0.2%)
     600    Altria Group Inc. .......................................  5.625    11/04/08         598,272
     450    Philip Morris Companies, Inc. ...........................  7.65     07/01/08         485,463
                                                                                           -------------
                                                                                               1,083,735
                                                                                           -------------
            Total Corporate Bonds (Cost $104,327,614)...................................     106,102,595
                                                                                           -------------
            U.S. Government & Agencies Obligations (75.0%)
            Mortgage Pass-Through Securities (31.8%)
  58,850    Federal Home Loan Mortgage Corp. ........................  6.50     ***           61,204,000
   3,265    Federal Home Loan Mortgage Corp. ........................  7.50     10/01/26 -
                                                                                08/01/32       3,486,592
   2,800    Federal Home Loan Mortgage Corp. ........................  7.50     ***            2,989,874
   6,974    Federal Home Loan Mortgage Corp. PC Gold.................  7.50     02/01/30 -
                                                                                12/01/32       7,448,107
  37,500    Federal National Mortgage Corp. .........................  6.50     ***           38,953,125
  26,975    Federal National Mortgage Corp. .........................  7.00     ***           28,399,604
   1,537    Federal National Mortgage Corp. .........................  7.00     02/01/30 -
                                                                                05/01/32       1,618,011
  16,550    Federal National Mortgage Corp. .........................  7.50     ***           17,636,094
   5,529    Federal National Mortgage Corp. .........................  7.50     09/01/29 -
                                                                                09/01/32       5,892,084
   3,147    Government National Mortgage Assoc. .....................  4.375    06/20/22 -
                                                                                05/20/23       3,202,328
   2,944    Government National Mortgage Assoc. .....................  4.50     08/20/29       2,976,918
   1,257    Government National Mortgage Assoc. .....................  5.00     09/20/29       1,283,474
     787    Government National Mortgage Assoc. .....................  5.625    10/20/24 -
                                                                                12/20/24         810,903
                                                                                           -------------
                                                                                             175,901,114
                                                                                           -------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Government & Agency Obligations (43.2%)
$ 52,960    Federal Home Loan Mortgage Corp. ........................  2.75 %   08/15/06   $  53,231,632
   5,000    Federal National Mortgage Corp. .........................  4.75     11/14/03       5,005,570
 176,400    U.S. Treasury Notes......................................  3.00 - 7.875 12/31/03 -
                                                                                11/15/04     181,037,539
                                                                                           -------------
                                                                                             239,274,741
                                                                                           -------------
            Total U.S. Government & Agencies Obligations (Cost $415,081,319)............     415,175,855
                                                                                           -------------
            Foreign Government Obligations (1.0%)
     935    Quebec Province (Canada).................................  5.50     04/11/06       1,001,307
   1,285    Quebec Province (Canada).................................  6.125    01/22/11       1,426,425
   1,835    United Mexican States (Mexico)...........................  8.375    01/14/11       2,153,373
     945    United Mexican States (Mexico)...........................  8.625    03/12/08       1,112,265
                                                                                           -------------
            Total Foreign Government Obligations (Cost $5,656,734)......................       5,693,370
                                                                                           -------------
            Asset Backed Securities (12.9%)
            Finance/Rental/Leasing
   2,600    American Express Credit Account..........................  1.69     01/15/09       2,541,302
   2,100    American Express Credit Account..........................  5.53     10/15/08       2,253,259
   2,200    Bank One Issuance Trust 2002-A4..........................  2.94     06/16/08       2,231,980
   1,150    BMW Vehicle Owner Trust 2002-2A4.........................  4.46     05/25/07       1,196,176
   1,200    Capital Auto Receivables Asset Trust 2002-2A.............  4.50     10/15/07       1,244,332
   1,500    Capital Auto Receivables Asset Trust 2002-3A.............  3.58     10/16/06       1,539,096
   1,855    Chase Credit Card Master Trust 2001-4A...................  5.50     11/17/08       1,996,940
   1,400    Chase Manhattan Auto Owner Trust 2002-A..................  4.21     01/15/09       1,451,162
   1,100    Chase Manhattan Auto Owner Trust 2002-A..................  4.24     09/15/08       1,139,822
   2,200    Citibank Credit Card Issuance Trust 2000-A1..............  6.90     10/15/07       2,396,396
   2,275    Citibank Credit Card Issuance Trust 2002-A3..............  4.40     05/15/07       2,362,579
   1,700    Citibank Credit Card Issuance Trust 2003-A2..............  2.70     01/15/08       1,712,688
     747    Connecticut RRB Special Purpose Trust CL&P-1 2001-1 A2...  5.36     03/30/07         768,871
   1,200    Daimler Chrysler Auto Trust 2002-A A4....................  4.49     10/06/08       1,245,898
   2,650    Daimler Chrysler Auto Trust 2002-C A4....................  3.09     01/08/08       2,689,333
   2,500    Fleet Credit Card Master Trust II 2002-C.................  2.75     04/15/08       2,527,256
     880    Ford Credit Auto Owner Trust 2002-B A3A..................  4.14     12/15/05         892,563
     375    Ford Credit Auto Owner Trust 2002-B A4...................  4.75     08/15/06         391,048
   2,250    Ford Credit Auto Owner Trust 2002-C A4...................  3.79     09/15/06       2,313,981
   2,000    Ford Credit Auto Owner Trust 2002-D A4A..................  3.13     11/15/06       2,036,836
   1,400    Harley-Davidson Motorcycle Trust 2002-1..................  3.09     06/15/10       1,424,923
   1,800    Harley-Davidson Motorcycle Trust 2002-1 A2...............  4.50     01/15/10       1,865,275
   3,300    Harley-Davidson Motorcycle Trust 2003....................  2.76     05/15/11       3,302,965
   1,500    Harley-Davidson Motorcycle Trust 2003-1..................  2.63     11/15/10       1,508,363
     730    Honda Auto Receivables Owner Trust 2002-1................  3.50     10/17/05         736,244
   2,150    Honda Auto Receivables Owner Trust 2002-2 A4.............  4.49     09/17/07       2,234,662

12
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,500    Honda Auto Receivables Owner Trust 2002-4................  2.70 %   03/17/08   $   1,507,999
   2,000    Honda Auto Receivables Owner Trust 2003-1................  2.48     07/18/08       2,002,452
   3,800    Honda Auto Receivables Owner Trust 2003-3 A2.............  2.77     11/21/08       3,800,640
     766    Household Automotive Trust 2001-3 A3.....................  3.68     04/17/06         772,651
   1,100    Hyundai Auto Receivables Trust 2003-A....................  2.33     11/15/07       1,089,000
   1,450    MBNA Master Credit Card Trust 1997-JA....................  1.24     02/15/07       1,450,512
   1,000    MBNA Credit Card Master Trust 1997-JA....................  3.90     11/15/07       1,031,340
   1,453    National City Auto Trust 2002-A..........................  4.04     07/15/06       1,471,003
     500    Nissan Auto Receivables Owner Trust 2001-C...............  4.80     02/15/07         514,992
     716    Nissan Auto Receivables Owner Trust 2002-A A3............  3.58     09/15/05         721,629
     900    Nissan Auto Receivables Owner Trust 2002 B...............  4.60     09/17/07         935,904
     650    Nordstrom Private Label Credit Card Master Trust - 144A*
              2001-1A A..............................................  4.82     04/15/10         681,535
   2,500    Volkswagen Auto Lease Trust 2002-A.......................  2.36     12/20/05       2,516,890
   4,000    Whole Auto Loan Trust 2003-1 A4..........................  2.58     03/15/10       3,969,032
   3,000    William Street Funding Corp. - 144A* 2003-1 A............  1.461    04/23/06       3,003,981
                                                                                           -------------
            Total Asset Backed Securities (Cost $70,870,032)............................      71,473,510
                                                                                           -------------
            Collateralized Mortgage Obligation (0.6%)
            U.S. Government Agency
   3,200    Federal Home Loan Mortgage Corp. (Cost $3,274,000).......  6.50     03/15/28       3,226,577
                                                                                           -------------
            Short-Term Investments (16.6%)
            Commercial Paper (0.4%) (a)
            Food: Major Diversified
   2,000    Kraft Inc. (Cost $1,998,522).............................  1.33     11/21/03       1,998,522
                                                                                           -------------
            U.S. Government Obligations (a) (0.2%)
   1,250    U.S. Treasury Bills** (Cost $1,245,388)..................  0.945 - 1.00 01/15/04 -
                                                                                03/25/04       1,245,353
                                                                                           -------------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Repurchase Agreement (16.0%)
$ 88,753    Joint repurchase agreement account (dated 10/31/03;
              proceeds $88,755,626) (b) (Cost $88,753,000)...........  1.065%   11/03/03      $  88,753,000
                                                                                              -------------
            Total Short-Term Investments (Cost $91,996,910).............................         91,996,875
                                                                                              -------------

            Total Investments (Cost $691,206,609) (c)(d).........................   125.2%      693,668,782

            Liabilities in Excess of Other Assets................................  (25.2)      (139,593,430)
                                                                                    -----     -------------
            Net Assets...........................................................   100.0%    $ 554,075,352
                                                                                    =====     =============

---------------------------------------------------

    PC   Participation Certificate.
     *   Resale is restricted to qualified institutional investors.
    **   A portion of these securities have been physically
         segregated in connection with open futures contracts.
    ***  Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $273,403,519 in connection with securities
         purchased on a forward commitment basis and open futures
         contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $4,266,751 and
         the aggregate gross unrealized depreciation is $1,804,578, resulting in net unrealized appreciation of $2,462,173.

Futures Contracts Open at October 31, 2003:

                                                                                    UNREALIZED
NUMBER OF                    DESCRIPTION/DELIVERY          UNDERLYING FACE        APPRECIATION/
CONTRACTS   LONG/SHORT          MONTH AND YEAR             AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------------  ------------------------   --------------
    50         Long      U.S. Treasury Notes 2 Year,         $ 10,641,672           $  81,629
                                December 2003
   842         Short     U.S. Treasury Notes 5 Year,          (93,486,083)           (662,358)
                                December 2003
   189         Short     U.S. Treasury Notes 10 Year,         (20,960,020)           (264,610)
                                December 2003
                                                                                    ---------
                         Net Unrealized Depreciation...........................     $(845,339)
                                                                                    =========

14
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $691,206,609) (including a repurchase agreement of
  $88,753,000)..............................................  $693,668,782
Receivable for:
    Shares of beneficial interest sold......................    10,584,448
    Interest................................................     4,982,237
Prepaid expenses and other assets...........................        66,553
                                                              ------------
    Total Assets............................................   709,302,020
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................   153,438,453
    Shares of beneficial interest redeemed..................     1,088,780
    Investment management fee...............................       319,132
    Variation margin........................................       204,995
    Dividends to shareholders...............................        97,064
Accrued expenses and other payables.........................        78,244
                                                              ------------
    Total Liabilities.......................................   155,226,668
                                                              ------------
    Net Assets..............................................  $554,075,352
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $566,016,553
Net unrealized appreciation.................................     1,616,834
Dividends in excess of net investment income................    (5,770,163)
Accumulated net realized loss...............................    (7,787,872)
                                                              ------------
    Net Assets..............................................  $554,075,352
                                                              ============
Net Asset Value Per Share,
58,158,431 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.53
                                                              ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 6,989,952
                                                              -----------
Expenses
Investment management fee...................................    1,802,173
Transfer agent fees and expenses............................      212,608
Registration fees...........................................       62,185
Custodian fees..............................................       35,171
Professional fees...........................................       32,606
Shareholder reports and notices.............................       29,322
Trustees' fees and expenses.................................        3,652
Other.......................................................        8,956
                                                              -----------
    Total Expenses..........................................    2,186,673

Less: expense offset........................................      (35,171)
                                                              -----------
    Net Expenses............................................    2,151,502
                                                              -----------
    Net Investment Income...................................    4,838,450
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments...............................................     (997,489)
  Future contracts..........................................    1,163,718
                                                              -----------
    Net Realized Gain.......................................      166,229
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   (2,764,450)
  Futures contracts.........................................     (747,893)
                                                              -----------
    Net Depreciation........................................   (3,512,343)
                                                              -----------
    Net Loss................................................   (3,346,114)
                                                              -----------
Net Increase................................................  $ 1,492,336
                                                              ===========

16
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2003   APRIL 30, 2003
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  4,838,450      $  5,564,650
Net realized gain...........................................         166,229           268,000
Net change in unrealized appreciation.......................      (3,512,343)        4,152,716
                                                                ------------      ------------
    Net Increase............................................       1,492,336         9,985,366

Dividends to shareholders from net investment income........      (9,413,890)       (8,187,421)

Net increase from transactions in shares of beneficial
  interest..................................................     132,587,726       260,980,399
                                                                ------------      ------------
    Net Increase............................................     124,666,172       262,778,344
Net Assets:
Beginning of period.........................................     429,409,180       166,630,836
                                                                ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$5,770,163 and $1,194,723, respectively)....................    $554,075,352      $429,409,180
                                                                ============      ============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of short-term fixed income securities. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.70% to the net assets of the Fund determined as of the close of each business day.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended October 31, 2003 were $903,532,984 and $641,484,751, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $819,925,787 and $631,291,410, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $17,600.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                      MONTHS ENDED                          ENDED
                                                    OCTOBER 31, 2003                   APRIL 30, 2003
                                               ---------------------------       ---------------------------
                                                       (unaudited)
                                                 SHARES         AMOUNT             SHARES         AMOUNT
                                               -----------   -------------       -----------   -------------
Sold.........................................   35,491,643   $ 340,974,656        42,201,034   $ 407,738,435
Shares issued in connection with the
  acquisition of Morgan Stanley North
  American Government Income Trust...........      --             --               7,879,235      76,281,762
Reinvestment of dividends....................      737,145       7,066,044           631,058       6,098,602
                                               -----------   -------------       -----------   -------------
                                                36,228,788     348,040,700        50,711,327     490,118,799
Redeemed.....................................  (22,452,464)   (215,452,974)      (23,709,068)   (229,138,400)
                                               -----------   -------------       -----------   -------------
Net increase.................................   13,776,324   $ 132,587,726        27,002,259   $ 260,980,399
                                               ===========   =============       ===========   =============

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2003, the Fund had a net capital loss carryforward of $7,537,611 of which $2,013,271 will expire on April 30, 2004, $151,743 will expire on April 30, 2005, $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,043,383 will expire on April 30, 2009 and $1,600,538 will expire on April 30, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley North American Government Income Trust ("North American"), the Fund obtained a net capital loss carryforward of approximately $18,769,000 from North American. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of April 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2003, the Fund had outstanding interest rate future contracts.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Acquisition of Morgan Stanley North American Government Income Trust

On November 4, 2002, the Fund acquired all the net assets of Morgan Stanley North American Government Income Trust ("North American") based on the respective valuations as of the close of business on November 1, 2002, pursuant to a plan of reorganization approved by the shareholders of North American on October 23, 2002. The acquisition was accomplished by a tax-free exchange of 7,879,235 shares of the Fund at a net asset value of $9.68 per share for 8,837,891 shares of North American. The net assets of the Fund and North American immediately before the acquisition were $273,925,042 and $76,281,762, respectively, including unrealized appreciation of $982,393 for North American. Immediately after the acquisition, the combined net assets of the Fund amounted to $350,206,804.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                           FOR THE YEAR ENDED APRIL 30,
                                           MONTHS ENDED        ----------------------------------------------------------------
                                         OCTOBER 31, 2003        2003          2002          2001          2000          1999
                                         ----------------      --------      --------      --------      --------      --------
                                           (unaudited)

Selected Per Share Data:

Net asset value, beginning of period...          $9.68             $9.59         $9.44         $9.20         $9.49         $9.49
                                                  ---               ---           ---           ---           ---           ---

Income (loss) from investment
 operations:
    Net investment income..............          0.11              0.24          0.41          0.55          0.51          0.56
    Net realized and unrealized gain
    (loss).............................         (0.08)             0.13          0.19          0.24         (0.29)           --
                                                  ---               ---           ---           ---           ---           ---

Total income from investment
 operations............................          0.03              0.37          0.60          0.79          0.22          0.56
                                                  ---               ---           ---           ---           ---           ---

Less dividends from net investment
 income................................         (0.18)            (0.28)        (0.45)        (0.55)        (0.51)        (0.56)
                                                  ---               ---           ---           ---           ---           ---

Net asset value, end of period.........          $9.53             $9.68         $9.59         $9.44         $9.20         $9.49
                                                  ===               ===           ===           ===           ===           ===

Total Return+..........................          0.30%(1)          3.93%         6.50%         8.82%         2.36%         6.00%

Ratios to Average Net Assets:
Expenses...............................          0.85%(2)(4)       0.84%(3)      0.80%(3)      0.80%(3)      0.80%(3)      0.31%(3)

Net investment income..................          1.88%(2)          1.90%(3)      3.94%(3)      5.87%(3)      5.43%(3)      5.68%(3)

Supplemental Data:
Net assets, end of period, in
 thousands.............................      $554,075          $429,409      $166,631      $109,917      $118,694      $186,442

Portfolio turnover rate................           122%(1)           217%          327%          133%           71%           58%

---------------------

     +   Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         April 30, 2003             0.87%               1.86%
         April 30, 2002             0.92%               3.82%
         April 30, 2001             0.92%               5.75%
         April 30, 2000             0.90%               5.33%
         April 30, 1999             0.88%               5.11%
    (4)  Does not include the effect of expense offset of 0.01%.

22
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

Semiannual Report
October 31, 2003

[MORGAN STANLEY LOGO]

                                                   37880RPT-00-13062L03-AP-12/03

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

        There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003



                                       3